Convertible Promissory Note (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 21, 2018	Jun. 05, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Debt discount						$ 1,500
Embedded conversion option derivative liability			$ 306,953			306,953
Interest expenses			35,927			35,927
Change in the fair value of embedded conversion Option Liability			14,119			14,119
Fair value of common stock					$ 2,000
Purchase of common stock shares							$ 98,541	$ 160,552
GHS Investments, LLC [Member]
Number of common stock shares issued to commitment fee	272,058
Fair value of common stock	$ 408,087
Equity Financing Agreement and Registration Rights Agreement [Member] | GHS Investments, LLC [Member]
Debt principal amount		$ 40,000
Debt interest rate		8.00%
Debt maturity date		Mar. 05, 2019
Interest expenses			$ 219			$ 219
Market price percentage		80.00%
Equity Financing Agreement and Registration Rights Agreement [Member] | GHS Investments, LLC [Member] | Maximum [Member]
Purchase of common stock shares		$ 10,000,000
Convertible Promissory Note [Member]
Debt interest rate	24.00%
Number of common stock shares converted						426,923
Debt conversion price per share			$ 1.50			$ 1.50
Amortization of original issue discount						$ 1,500
Interest expenses						985
Amortization of beneficial conversion feature						$ 33,223
Convertible Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value measurement, percentage			2.12%			2.12%
Convertible Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Fair value measurement, percentage			38.48%			38.48%
Convertible Promissory Note [Member] | Labrys Fund [Member]
Debt principal amount	$ 333,000
Debt interest rate	12.00%
Debt maturity date	Dec. 21, 2018
Proceeds from convertible debt	$ 303,000
Original issue discount	30,000
Legal expenses	$ 3,000
Conversion price description	The Conversion Price is the lesser of 60% of the lowest trade price for the last 25 days prior to the issuance of the Note or 60% of the lowest market price over the 25 days prior to conversion.
Debt discount	$ 30,000
Embedded conversion option derivative liability	$ 321,073
Number of common stock shares issued to commitment fee	272,058
Fair value of common stock	$ 408,087